Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current
Cash and restricted cash	$ 6,888,322	$ 15,207,948
Accounts receivable, net of allowances	2,916,991	4,447,617
GST receivable	89,511	91,755
Current portion of finance lease receivables	443,880	308,505
Inventory	32,254,854	12,461,967
Prepaids and deposits	501,519	423,146
Total current assets	43,095,077	32,940,938
Non-current
Promissory note receivable	0	99,346
Finance lease receivables	2,951,859	3,613,886
Right of use assets	116,678	355,178
Property and equipment	3,443,317	2,146,576
Non current portion of prepaids and deposits	0	46,692
Deferred financing fees	0	416,738
Other assets	1	1
Total assets	49,606,932	39,619,355
Current
Line of credit	5,766,379	0
Accounts payable and accrued liabilities	1,734,225	1,294,056
Deferred revenue	3,578,877	125,005
Current portion of warranty liability	313,517	101,294
Current portion of promissory note payable	0	346,166
Current portion of lease liabilities	120,609	266,042
Total current liabilities	11,513,607	2,132,563
Non-current
Payroll protection program loan	0	365,278
Deferred revenue	2,935,835	0
Lease liabilities	0	120,609
Other liabilities	42,831	0
Warranty liability	729,466	848,457
Total liabilities	15,221,739	3,466,907
Equity (Deficit)
Share capital	70,834,121	61,189,736
Reserves	10,038,816	6,677,123
Accumulated other comprehensive loss	(128,436)	(89,023)
Accumulated deficit	(46,359,308)	(31,625,388)
Total Equity (Deficit)	34,385,193	36,152,448
Equity and liabilities	$ 49,606,932	$ 39,619,355